RESTRUCTURING COSTS	3 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
RESTRUCTURING COSTS	RESTRUCTURING COSTS
In November 2023, the Company announced a restructuring consisting of a workforce reduction aimed at rationalizing the Company’s cost structure and improving its ability to reach its profitability objectives.
The following table summarizes the activities related to the restructuring:

	March 31, 2024	December 31, 2023
	$	$
Liability beginning of period	711,622	—
Expenses	—	1,426,487
Payments	(711,622)	(714,865)
Liability end of period	—	711,622